Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

After the lapse of the engagement with the former underwriter, Spartan Capital Securities, LLC in January 2024, the Company has signed an engagement letter with Joseph Stone Capital, LLC on February 9, 2024, as the new underwriter. On April 19, 2024, the Company announced pricing of its initial public offering of 1,666,667 ordinary shares at a public offering price of $4.5 per ordinary share. The ordinary shares have been approved for listing on the Nasdaq Capital Market and are expected to commence trading on April 22, 2024 under the ticker symbol “MFI.” The Company received aggregate gross proceeds of $7,500,001.5 from the offering, before deducting underwriting discounts and other related expenses. The offering closed on April 24, 2024.

The Company evaluated all events and transactions that occurred after December 31, 2023 up through the date the Company issued the consolidated financial statements. Other than the event disclosed above, there was no other subsequent event occurred that would require recognition or disclosure in the Company’s consolidated financial statements.